New Accounting Requirements - Additional Information (Detail) - GBP (£)		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Description Of New Accounting Requirements [line items]
IFRS 16, description		IFRS 16 'Leases' was issued in January 2016 and will be implemented by the Group from 1 January 2019. The Standard will replace IAS 17 'Leases' and will require lease liabilities and 'right of use' assets to be recognised on the balance sheet for almost all leases.
Lease liability		£ 68	£ 66
Events After Reporting Period [member] | IFRS 16 leases [member]
Description Of New Accounting Requirements [line items]
Right of use of assets	£ 1,100,000,000
Lease liability	1,300,000,000
Reduction in net assets	(100,000,000)
Reduction in total equity	£ (100,000,000)